Nationwide Destination Freedom+SM
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-4
Summary Prospectus for New Investors
May 1, 2026
This summary prospectus summarizes key features of the contract. Not all benefits and features are available in all states. Check the statutory prospectus for information relating to state availability.
Before you invest, you should also review the statutory prospectus for the contract, which contains more information about the contract’s features, benefits, and risks. You can find this document and other information about the contract online at https://nationwide.onlineprospectus.net/NW/C000154397NW/index.php?ctype=product_prospectus. You can also obtain this information at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com.
Variable annuities are complex investment products and involve risks, including the potential loss of principal. The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals under the contract could result in Contingent Deferred Sales Charges, taxes, and tax penalties.
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center in the statutory prospectus).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel in the statutory prospectus).
All guarantees under the contract are subject to Nationwide’s creditworthiness and claims-paying ability.
You should review the statutory prospectus, or consult with your financial professional, for additional information about the specific cancellation terms that apply.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid. The Annuitant must be living on the date the contract is issued.
Annuitization Date – The date on which annuity payments begin.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the
Contract Owners interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.

Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the
Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision in the statutory prospectus.

Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New
York Stock Exchange, which generally closes at 4:00 p.m. EST.

Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-4, a separate account that Nationwide established to hold Contract
Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.

Overview of the Contract
Purpose of the Contract
The contract is intended to be a long-term investment vehicle to assist investors in saving for and living in retirement. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. The contract can help supplement retirement income through the annuitization feature, which provides a stream of periodic income payments. During the years leading up to those income payments, the Contract Owner manages his/her assets in the contract according to their specific goals and risk preferences by directing the allocation and reallocation among a variety of investment options. Contract growth is tax-deferred, meaning that gains in the contract are not taxable until withdrawn from the contract. Finally, in the event that the Annuitant dies before beginning income payments, the contract offers a death benefit.
Prospective purchasers should consult with a financial professional to determine whether this contract is appropriate for them, taking into consideration their particular needs, including investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics. Generally speaking, this contract is intended to provide benefits to a single individual and his/her beneficiaries. The contract is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants but the same Contract Owner. It is not intended to be sold to a terminally ill Contract Owner or Annuitant.
Phases of the Contract
The contract exists in two separate phases: accumulation (savings) and annuitization (income). During the accumulation phase, the contract offers a variety of investment options to which the Contract Owner can allocate and reallocate his/her Contract Value. The investment options available under the contract consist of Sub-Accounts that invest in underlying mutual funds, which offer a variable rate of return. Additional information about the underlying mutual funds is available in Appendix: Investment Options Available Under the Contract.
During the annuitization phase, Nationwide makes periodic income payments to the Annuitant. At the time of annuitization, the Contract Owner elects the duration of the annuity payments – either for a fixed period of time or for the duration of the Annuitant’s (and possibly the Annuitant’s spouse’s) life. The Contract Owner also elects whether the annuity payments will be fixed or variable. If variable annuity payments are elected, the Annuitant controls the allocation/reallocation of annuitized assets among the available Sub-Accounts. After annuitization begins, the only value associated with the contract is the stream of annuity payments; unless otherwise specified in the annuity option, amounts cannot be withdrawn from the contract over and above the annuity payments. Additionally, once annuitization has begun, there is no death benefit, which means that upon the death of the Annuitant (and the Annuitant’s spouse if a joint annuity option was elected), all payments stop and the contract terminates, unless the particular annuitization option provides otherwise.
Contract Features
Investment Options. Contract Owners can allocate Contract Value to Sub-Accounts that invest in underlying mutual funds. Contract Owners can reallocate those assets at their discretion, subject to certain restrictions.
Deposits to the Contract. Contract Owners can apply additional purchase payments to the contract until the Annuitization Date, subject to certain restrictions.
Withdrawals from the Contract. Contract Owners can withdraw some or all of their Contract Value at any time prior to annuitization, subject to certain restrictions. A CDSC may apply. After annuitization, withdrawals other than annuity payments are not permitted.
Death Benefit. During the accumulation phase, the contract contains a standard death benefit (the Contract Value) at no additional charge.
Optional Death Benefits. Several death benefit options are available for an additional charge, which may provide a greater death benefit than the standard death benefit. Those options are:
•
Return of Premium Enhanced Death Benefit Option
•
Highest Anniversary Enhanced Death Benefit Option

Spousal Protection Feature. The death benefit options contain the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, subject to certain conditions.
CDSC Options. The CDSC option is available for an additional charge, whereby Nationwide will waive or reduce the standard CDSC schedule. The CDSC option is:
•
No CDSC Option ("C Schedule Option")
Terminal Illness Surrender Benefit. The contract offers an Enhanced Surrender Value for Terminal Illness feature at no additional charge. Under this feature, if after the first Contract Anniversary, the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract, Nationwide will pay the Contract Value plus any additional amount necessary to equal an optional death benefit, subject to certain conditions.
Annuity Payments. On the Annuitization Date, Nationwide will make annuity payments based on the annuity payment option chosen prior to annuitization.
Tax Deferral. Generally, Contract Owners will not be taxed on any earnings on the assets in the contract until such earnings are distributed from the contract. How each contract’s distributions are taxed depends on the type of contract issued. Note that if this contract is issued in connection with a plan that qualifies for special income tax treatment under the Code, the contract does not provide additional tax deferral benefits (see Appendix C: Contract Types and Tax Information in the statutory prospectus).
Cancellation of the Contract. Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center in the statutory prospectus).
Contract Owner Services. The contract offers several services at no additional charge to assist Contract Owners in managing their contract, including:
•
Asset Rebalancing
•
Dollar Cost Averaging
•
Systematic Withdrawals
•
Nationwide Guided Portfolio Strategies

Important Information You Should Consider About the Contract
FEES, EXPENSES, AND ADJUSTMENTS (see Additional Information About Fees later in this summary prospectus and Charges and Adjustments in the statutory prospectus)
Are There Charges or Adjustments for Early Withdrawals?
Yes. If the Contract Owner withdraws money from the contract within 5 years following his/her last purchase payment, a Contingent Deferred Sales Charge (or "CDSC") may apply (see Contingent Deferred Sales Charge in the statutory prospectus). The CDSC will not exceed 7% of the amount of purchase payments withdrawn, declining to 0% over 5 years.
For example, for a contract with a $100,000 investment, a withdrawal taken during the
CDSC period could result in a CDSC of up to $7,000. This loss will be greater if there are taxes or tax penalties.

Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract	1.00%[1]	1.05%[1]
	Underlying mutual fund fees and expenses	0.31%[2]	3.48%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20%[1]	0.35%[1]
1 As a percentage of Daily Net Assets, plus a percentage attributable to the Contract Maintenance Charge. [2] As a percentage of underlying mutual fund net assets.
Because each contract is customizable, the options elected affect how much each
Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges. This estimate assumes that no withdrawals are taken from the contract, which could add a CDSC that substantially increases costs.

	Lowest Annual Cost Estimate: $1,235.41	Highest Annual Cost Estimate: $3,872.52
Assumes:
● Investment of $100,000
● 5% annual appreciation
● Least expensive underlying mutual fund fees
and expenses
● No optional benefits
● No CDSC
● No additional purchase payments, transfers or
withdrawals

Assumes:
● Investment of $100,000
● 5% annual appreciation
● Most expensive combination of
optional benefits and underlying
mutual fund fees and expenses
● No CDSC
● No additional purchase payments,
transfers or withdrawals

RISKS
Is There a Risk of Loss from Poor Performance?	Yes. Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks in the statutory prospectus).
Is this a Short-Term Investment?
No.The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks in the statutory prospectus).

A CDSC may apply for up to 5 years following the last purchase payment and could reduce the value of the contract if purchase payments are withdrawn during that time (see
Contingent Deferred Sales Charge in the statutory prospectus). The benefits of tax deferral also mean that the contract is more beneficial to investors with a long time horizon
(see Principal Risks in the statutory prospectus).

RISKS
What Are the Risks Associated with the Investment Options?
● Investment in this contract is subject to the risk of poor investment performance.
Investment experience can vary depending on the investment options selected by the
Contract Owner.
● Each investment option has its own unique risks.
● Review the prospectuses and disclosures for the investment options before making an investment decision.
See Principal Risks in the statutory prospectus.

What Are the Risks Related to the Insurance Company?
Investment in the contract is subject to the risks associated with Nationwide, including that any obligations, guarantees, or benefits are subject to the claims-paying ability of
Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated
in Contacting the Service Center (see Principal Risks in the statutory prospectus).

RESTRICTIONS
Are There Restrictions on the Investment Options?
Yes.
● Nationwide reserves the right to add, remove, and substitute investment options available under the contract (see The Sub-Accounts and Underlying Mutual Funds in the
statutory prospectus).
● Transfers between Sub-Accounts are subject to policies designed to deter short-term and excessively frequent transfers. Nationwide may restrict the form in which transfer requests will be accepted (see Transfer Restrictions in the statutory prospectus).
● The availability of investment options may vary depending on the broker-dealer through which the contract is sold (see Appendix E: Financial Intermediary Variations in the
statutory prospectus).

Are There any Restrictions on Contract Benefits?
Yes.
● Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new contracts and will not impact any contracts already in force.
● The availability of certain optional benefits may vary by state.
● The availability of contract benefits may vary depending on the broker-dealer through which the contract is sold (see Appendix E: Financial Intermediary Variations in the
statutory prospectus).
See Benefits Under the Contract in the statutory prospectus.

TAXES
What Are the Contract’s Tax Implications?
● Consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.
● Earnings in the contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Contract
Owner reaches age 59½.
See Appendix C: Contract Types and Tax Information in the statutory prospectus.

CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
Some financial professionals receive compensation for selling the contract. Compensation can take the form of commissions and other indirect compensation in that Nationwide may share the revenue it earns on this contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this contract over another investment
(see Distribution, Promotional, and Sales Expenses in the statutory prospectus).

Should I Exchange My Contract?
Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one
(see Replacements and Distribution, Promotional, and Sales Expenses in the statutory prospectus).

Benefits Under the Contract
The following tables summarize information about the benefits under the contract. The Standard Benefits table indicates the benefits that are available under the contract and for which there is no additional charge. The Optional Benefits table indicates the benefits that are available under the contract that are optional – they must be affirmatively elected by the applicant and may have an additional charge. The availability of contract benefits may vary depending on the broker-dealer through which the contract is sold (see Appendix E: Financial Intermediary Variations in the statutory prospectus).
Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	None	● Nationwide may limit purchase payments to $1,000,000
Enhanced Surrender Value for Terminal Illness	Early payment of death benefit (applicable to optional death benefits)	None
● Benefit is available after the first Contract
Anniversary
● Annuitant (or Co-annuitant) must be terminally ill
● Requires full surrender of the contract
● Restrictions exist on the parties named to the
contract

Asset Rebalancing (see Contract Owner Services in the statutory prospectus)	Automatic reallocation of assets on a predetermined percentage basis	None
Dollar Cost Averaging (see Contract Owner Services in the statutory prospectus)	Long-term transfer program involving automatic transfer of assets	None
Systematic Withdrawals (see Contract Owner Services in the statutory prospectus)	Automatic withdrawals of Contract Value on a periodic basis	None	● Withdrawals must be at least $100 each
Nationwide Guided Portfolio Strategies	Preset asset allocation models	None	● The entire Contract Value must be allocated to the elected GPS
Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
No CDSC Option ("C Schedule Option")	Removal of standard CDSC schedule	0.35% (Daily Net Assets)	0.35% (Daily Net Assets)	● Must be elected at application ● Election is irrevocable

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Highest Anniversary Enhanced Death Benefit Option	Enhanced death benefit	0.30% (Daily Net Assets)	0.30% (Daily Net Assets)
● Limited availability
● Annuitant must be 75 or younger at
application
● May not be elected if another death
benefit option is elected
● Must be elected at application
● Election is irrevocable
● Certain ownership changes and
assignments could reduce the death
benefit
● Nationwide may limit purchase
payments to $1,000,000
● Death benefit calculation is adjusted
if purchase payments exceed
$3,000,000

Spousal Protection Feature:

● Not applicable to Charitable
Remainder Trusts
● One or both spouses (or a revocable
trust of which either or both of the
spouses is/are grantor(s)) must be
named as the Contract Owner
● For contracts issued as an IRA or
Roth IRA, only the person for whom
the IRA or Roth IRA was established
may be named as the Contract
Owner
● Only available to Contract Owner’s
spouse
● Spouses must be Co-Annuitants
● Both spouses must be 75 or younger
at contract issuance
● Spouses must be named as
beneficiaries
● No other person may be named as
Contract Owner, Annuitant, or
primary beneficiary
● Benefit is forfeited if certain changes
to the parties or assignments are
made

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Return of Premium Enhanced Death Benefit Option	Enhanced death benefit	0.20% (Daily Net Assets)	0.20% (Daily Net Assets)
● Limited availability
● Annuitant must be 75 or younger at
application
● May not be elected if another death
benefit option is elected
● Must be elected at application
● Election is irrevocable
● Certain ownership changes and
assignments could reduce the death
benefit
● Nationwide may limit purchase
payments to $1,000,000
● Death benefit calculation is adjusted
if purchase payments exceed
$3,000,000

Spousal Protection Feature:

● Not applicable to Charitable
Remainder Trusts
● One or both spouses (or a revocable
trust of which either or both of the
spouses is/are grantor(s)) must be
named as the Contract Owner
● For contracts issued as an IRA or
Roth IRA, only the person for whom
the IRA or Roth IRA was established
may be named as the Contract
Owner
● Only available to Contract Owner’s
spouse
● Spouses must be Co-Annuitants
● Both spouses must be 75 or younger
at contract issuance
● Spouses must be named as
beneficiaries
● No other person may be named as
Contract Owner, Annuitant, or
primary beneficiary
● Benefit is forfeited if certain changes
to the parties or assignments are
made

Buying the Contract
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $10,000. A Contract Owner will meet the minimum initial purchase payment requirement if purchase payments equal to the required minimum are made over the course of the first Contract Year. The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. See Appendix B: State Variations in the statutory prospectus for information on initial and subsequent purchase payment requirements in a particular state.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options in the statutory prospectus).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations in the statutory prospectus).
Application of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Making Withdrawals: Accessing the Money in Your Contract
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information in the statutory prospectus). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone may be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals.

Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee. Withdrawals are subject to the CDSC provisions of the contract.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value in the statutory prospectus). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.

Additional Information About Fees
The following tables describe the fees, expenses, and adjustments that a Contract Owner will pay when buying, owning, and surrendering or making withdrawals from an investment option or from the contract. Please refer to the contract specifications page for information about the specific fees the Contract Owner will pay each year based on the options elected.
The first table describes the fees and expenses a Contract Owner will pay at the time the Contract Owner buys the contract, surrenders or makes withdrawals from an investment option or from the contract, or transfers Contract Value between investment options. State premium taxes may also be deducted.
Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	5%	3%	0%

The next table describes the fees and expenses that a Contract Owner will pay each year during the time that the Contract Owner owns the contract (not including underlying mutual fund fees and expenses). If an optional benefit is elected, an additional charge will be assessed, as shown below.
Annual Contract Expenses
Maximum Administrative Expense[1]	$50
Base Contract Expenses[2] (assessed as an annualized percentage of Daily Net Assets)	1.00%
Optional Benefit Expenses[3] (assessed as an annualized percentage of Daily Net Assets)
No CDSC Option ("C Schedule Option") Charge	0.35%[4]
Optional Death Benefits[5]
Highest Anniversary Enhanced Death Benefit Option Charge	0.30%
Return of Premium Enhanced Death Benefit Option Charge	0.20%

1
Throughout the statutory prospectus, the Administrative Expense will be referred to as the Contract Maintenance Charge. On each contract’s Contract Anniversary, Nationwide deducts the Contract Maintenance Charge if the Contract Value is less than $50,000 on such Contract Anniversary. This charge is permanently waived on a going-forward basis for any contracts valued at $50,000 or more on any Contract Anniversary.
2
Throughout the statutory prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge and Administrative Charge, as appropriate.
3
Unless otherwise indicated, charges for optional benefits are only assessed prior to the Annuitization Date (see Charges and Deductions in the statutory prospectus).
4
The charge associated with this option is assessed for the life of the contract.
5
Only one death benefit option may be elected.
The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of the underlying mutual funds available under the contract, including their annual expenses, may be found in Appendix: Investment Options Available Under the Contract.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.31%	3.48%

Example
This Example is intended to help Contract Owners compare the cost of investing in the Sub-Accounts with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual underlying mutual fund expenses.
The Example assumes:
•
a $100,000 investment in the contract for the time periods indicated;
•
a 5% return each year;
•
the maximum and the minimum annual underlying mutual fund expenses;
•
the maximum Contingent Deferred Sales Charge under the standard 5 year CDSC schedule;
•
Variable Account charges that reflect the most expensive combination of optional benefits available for an additional charge (1.65%). Specifically:
•
No CDSC Option and
•
Highest Anniversary Enhanced Death Benefit Option.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If the contract is surrendered at the end of the applicable time period				If the contract is annuitized at the end of the applicable time period				If the contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (3.48%)	$12,439	$21,245	$26,957	$53,328	*	$16,245	$26,957	$53,328	$5,439	$16,245	$26,957	$53,328
Minimum Annual Underlying Mutual Fund Expenses (0.31%)	$9,111	$11,516	$11,180	$24,072	*	$6,516	$11,180	$24,072	$2,111	$6,516	$11,180	$24,072
*
Generally, the contracts sold under this prospectus do not permit annuitization during the first two Contract Years (see Annuitizing the Contract in the statutory prospectus).

Appendix: Investment Options Available Under the Contract
The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000154397NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited. The availability of investment options may vary depending on the broker-dealer through which the contract is sold (see Appendix E: Financial Intermediary Variations in the statutory prospectus).
The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	1.07%	2.64%	8.48%	8.27%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	0.90%	12.85%	11.76%	15.88%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A Investment Advisor: AllianceBernstein L.P.	0.59%*	10.47%	11.42%	10.57%
Allocation	American Funds Insurance Series® - American Funds® Global Balanced Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.01%*	16.96%	5.85%	7.43%
Fixed Income	American Funds Insurance Series® - American High-Income Trust: Class 4 Investment Advisor: Capital Research and Management Company	0.83%*	7.94%	5.33%	6.68%
Allocation	American Funds Insurance Series® - Capital Income Builder®: Class 4 Investment Advisor: Capital Research and Management Company	0.78%*	20.16%	8.82%	7.32%
Equity	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.15%*	14.33%	0.23%	6.96%
Equity	American Funds Insurance Series® - New World Fund®: Class 4 Investment Advisor: Capital Research and Management Company	1.07%*	27.93%	5.06%	8.98%
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 2 Investment Advisor: Capital Research and Management Company	0.50%*	7.75%	-0.23%	1.70%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.75%*	16.90%	13.60%	12.08%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Sub-Advisor: BlackRock International Limited	0.78%*	8.52%	4.47%	6.02%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Sub-Advisor: BlackRock International Limited and BlackRock (Singapore) Limited	0.74%*	7.14%	-0.75%	1.82%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.58%*	15.37%	7.05%	8.45%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Sub-Advisor: BlackRock International Limited and BlackRock (Singapore) Limited	1.01%*	19.51%	5.51%	7.33%
Allocation	Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F Investment Advisor: Calvert Research and Management	0.90%	11.68%	8.44%	9.51%
Equity	Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F Investment Advisor: Calvert Research and Management Sub-Advisor: Ameritas Investment Partners, Inc.	0.74%*	20.10%	14.46%	18.80%
Equity	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Discovery Fund: Class 2 (formerly, Columbia Funds Variable Series Trust - Columbia Variable Portfolio - Small Cap Value Discovery Fund: Class 2) Investment Advisor: Columbia Management Investment Advisors, LLC	1.13%*	14.66%	12.19%	11.20%
Equity	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Company Growth Fund: Class 2 (formerly, Columbia Funds Variable Series Trust - Columbia Variable Portfolio - Small Company Growth Fund: Class 2) Investment Advisor: Columbia Management Investment Advisors, LLC	1.12%*	21.29%	3.32%	14.89%
Real Assets	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Commodity Strategy Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	1.00%*	15.30%	12.44%	6.46%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.89%*	8.49%	3.93%	5.51%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Corporate Income Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.72%*	7.55%	1.20%	1.94%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Mid Cap Growth Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	1.07%*	14.86%	7.26%	11.89%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Short Corporate Income Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.66%*	6.00%	1.90%	2.94%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (formerly, Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2) Investment Advisor: Columbia Management Investment Advisors, LLC	1.18%*	34.37%	18.42%	22.70%
Equity	Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	1.04%	7.83%	8.93%	8.84%
Alternative Strategies	Deutsche DWS Variable Series II - DWS Alternative Asset Allocation VIP: Class B Investment Advisor: DWS Investment Management Americas, Inc. Sub-Advisor: RREEF America L.L.C.	1.26%	10.03%	4.88%	4.52%
Allocation	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.66%	14.96%	9.24%	10.84%
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.79%	21.19%	15.08%	15.49%
Equity	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.85%	10.34%	23.86%	7.69%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.73%	5.33%	6.06%	5.44%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.72%	21.21%	15.83%	13.56%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.80%	14.61%	13.41%	17.15%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.62%	6.93%	-0.21%	2.45%
Equity	Fidelity Variable Insurance Products Fund - VIP Utilities Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC	0.85%	13.83%	12.24%	12.23%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.70%	10.95%	12.82%	10.96%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.84%	7.70%	11.87%	10.54%
Equity	First Eagle Variable Funds - Overseas Variable Fund Investment Advisor: First Eagle Investment Management, LLC	1.21%*	37.47%	9.02%	7.61%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	0.79%	6.69%	0.02%	1.14%
Equity	Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Growth Fund: Service Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	0.98%*	7.36%	4.68%	11.59%
Equity	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.11%	4.53%	3.64%	11.10%
Equity	Invesco - Invesco V.I. Main Street Small Cap Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.09%	8.44%	8.07%	10.31%
Allocation	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.87%	14.82%	8.21%	9.86%
Equity	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.97%	7.41%	7.35%	12.51%
Fixed Income	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%*	7.22%	-0.47%	2.07%
Equity	Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	1.07%	20.60%	12.23%	12.64%
Equity	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.74%*	17.46%
Equity	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.97%	24.84%	13.44%	21.18%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.96%	28.58%	9.17%	8.97%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II Investment Advisor: Franklin Templeton Fund Adviser, LLC Sub-Advisor: ClearBridge Investments, LLC	1.06%	8.97%	-0.42%	9.11%
Fixed Income	Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.72%*	5.90%	2.25%	2.62%
Fixed Income	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.71%	7.19%	0.07%	2.28%
Equity	MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.06%*	3.40%	3.03%	11.32%
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.12%*	12.56%	-0.54%	10.46%
Equity	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.13%*	20.81%	6.80%	9.60%
Equity	MFS® Variable Insurance Trust II - MFS International Intrinsic Equity Portfolio: Service Class (formerly, MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class) Investment Advisor: Massachusetts Financial Services Company	1.14%*	32.96%	7.02%	9.68%
Equity	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.15%*	21.75%	5.25%	7.27%
Equity	MFS® Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.15%*	3.30%	1.08%	4.76%
Fixed Income	MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	0.73%*	5.49%	2.29%	2.44%
Equity	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.04%*	5.75%	9.90%	9.69%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Allspring Global Investments, LLC	1.08%*	5.62%	-2.35%	9.38%
Allocation	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.92%*	15.41%	8.56%	9.36%
Fixed Income	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.85%*	6.73%	-0.54%	1.96%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	1.04%*	21.21%	7.82%	11.73%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.97%*	19.78%	12.94%	17.52%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.91%*	17.64%	13.48%	13.48%
Equity	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC	1.05%*	21.10%	11.24%	11.09%
Allocation	Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC and Nationwide Asset Management, LLC	1.15%*	14.84%	4.16%	6.06%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.99%*	18.45%	10.71%	10.40%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Balanced Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.87%*	12.47%	5.93%	6.60%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Capital Appreciation Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.90%*	14.94%	8.14%	8.51%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.83%*	8.70%	2.68%	3.95%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Nationwide Asset Management, LLC	0.89%*	13.52%	7.12%	7.62%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.95%*	16.43%	9.35%	9.45%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.87%*	11.10%	4.86%	5.78%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Newton Investment Management Limited	0.87%*	16.91%	12.31%	14.16%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Newton Investment Management Limited	0.88%*	18.55%	14.51%	11.51%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC	0.39%	6.80%	-0.75%	1.63%
Fixed Income	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: DoubleLine Capital LP	0.98%*	7.31%	0.22%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: FIAM LLC	1.12%*	36.15%	1.01%	6.31%
Equity	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Worldwide Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: FIAM LLC	1.05%*
Capital Preservation	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Federated Investment Management Company	0.72%	3.65%	2.76%	1.68%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Lazard Asset Management LLC	1.13%*	38.97%	12.52%	9.67%
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC	0.47%	30.64%	8.51%	7.91%
Equity	Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Invesco Advisers, Inc.	1.32%	16.08%	4.69%	11.45%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.02%	19.26%	8.48%	9.50%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.94%	12.97%	4.84%	6.03%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.90%*	15.70%	6.58%	7.85%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.92%	8.90%	1.96%	3.37%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.97%	14.42%	5.67%	6.92%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.00%	17.38%	7.41%	8.61%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.93%	11.68%	3.78%	5.12%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC	0.75%*	18.00%	10.86%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: J.P. Morgan Investment Management Inc.	0.96%*	32.66%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: J.P. Morgan Investment Management Inc.	1.04%	16.22%	9.58%	11.58%
Fixed Income	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: J.P. Morgan Investment Management Inc.	0.75%*
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Jacobs Levy Equity Management, Inc.	0.95%*	13.82%	18.76%	17.73%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class P Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Loomis, Sayles & Company, L.P.	0.68%	6.79%	-0.86%	1.98%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Loomis, Sayles & Company, L.P.	0.80%	5.43%	1.88%	2.12%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Loomis, Sayles & Company, L.P.	0.87%*	5.66%	3.26%	5.38%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC	0.41%	7.05%	8.70%	10.28%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.	1.30%*	10.05%	8.34%	10.72%
Equity	Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC	0.72%*
Equity	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class Z Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Putnam Investment Management, LLC	1.08%*	34.95%	10.90%	7.45%
Equity	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Wellington Management Company LLP	1.17%*	0.33%	5.43%	5.75%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC	0.24%*	17.60%	14.15%	14.55%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC	0.58%*	12.14%	5.54%	9.10%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Value Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Jacobs Levy Equity Management, Inc.	1.31%*	1.87%	7.70%	7.41%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Fixed Income	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Amundi Asset Management, US	0.80%	7.56%	5.81%	5.45%
Equity	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Victory Capital Management Inc.	0.96%*	2.30%	7.79%	7.55%
Equity	New Age Alpha Variable Funds Trust - NAA Large Growth Series Investment Advisor: New Age Alpha Advisors, LLC	1.01%*	17.02%	13.89%	17.04%
Hybrid Securities	New York Life Investments VP Funds Trust - NYLIM VP MacKay Convertible Portfolio: Service 2 Class (formerly, New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service 2 Class) Investment Advisor: New York Life Investment Management LLC Sub-Advisor: MacKay Shields LLC	0.92%	15.99%	5.24%	10.00%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class Investment Advisor: PIMCO Sub-Advisor: Research Affiliates, LLC	2.23%*	14.19%	5.49%	6.67%
Real Assets	PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class Investment Advisor: PIMCO	3.29%*	18.66%	10.44%	6.42%
Fixed Income	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class Investment Advisor: PIMCO	1.16%	8.00%	2.91%	3.45%
Fixed Income	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class Investment Advisor: PIMCO	1.27%	14.86%	2.34%	4.96%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class Investment Advisor: PIMCO	1.19%	3.85%	0.93%	2.78%
Fixed Income	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class Investment Advisor: PIMCO	0.75%	4.57%	3.14%	2.65%
Allocation	Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Sub-Advisor: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited	0.88%	13.95%	8.85%	10.17%
Equity	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Sub-Advisor: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited, The Putnam Advisory Company, LLC	1.06%	37.68%	9.28%	8.13%
Equity	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Sub-Advisor: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited	0.79%	20.35%	15.38%	13.30%
Equity	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Sub-Advisor: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited	0.88%	10.69%	10.34%	14.69%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Rydex Variable Trust - Financial Services Fund Investment Advisor: Guggenheim Investments	1.83%*	10.76%	11.31%	9.88%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.11%	17.80%	3.86%	8.70%
Equity	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S Investment Advisor: Van Eck Associates Corporation	1.45%*	164.43%	20.00%	20.88%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S Investment Advisor: Van Eck Associates Corporation	1.32%	36.17%	10.24%	8.06%
Equity	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II Investment Advisor: Victory Capital Management, Inc.	1.00%*	23.08%	14.69%	15.47%
Equity	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Sub-Advisor: Duff & Phelps Investment Management Co., an affiliate of VIA.	1.10%*	0.72%	6.06%	5.95%
*
This underlying mutual fund’s current expenses reflect a temporary fee reduction.

Outside back cover page
This summary prospectus incorporates by reference the statutory prospectus and Statement of Additional Information, both dated May 1, 2026, as amended or supplemented. The statutory prospectus and Statement of Additional Information may be obtained, free of charge, at https://nationwide.onlineprospectus.net/NW/C000154397NW/index.php.
Reports and other information about the Variable Account are available on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
SEC Contract Identifier: C000154397